Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2016	2017
Accrued payroll and welfare	$18,982	$34,523
Payable for advertisement	9,871	18,783
Balance of users’ virtual accounts	779	14,175
Other tax payables	4,694	9,457
Accrued professional services fee	1,438	3,417
VAT payable	1,919	1,543
Others	2,282	5,911

Total	$39,965	$87,809